SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2020
Patents [Member]
Estimated life of Intangible Assets	20 years
Distribution software [Member]
Estimated life of Intangible Assets	5 years